Events Subsequent to the Balance Sheet Date	6 Months Ended
Jun. 30, 2024
Events Subsequent to the Balance Sheet Date [Abstract]
EVENTS SUBSEQUENT TO THE BALANCE SHEET DATE

NOTE 14 – EVENTS SUBSEQUENT TO THE BALANCE SHEET DATE

The Company evaluated all events and transactions that occurred subsequent to the balance sheet date and prior to the date on which these unaudited condensed consolidated financial statements were issued and determined that the following subsequent event necessitated disclosure:

1.	In July 2024, 518,429 Pre-Funded Warrants were exercised for 518,429 Ordinary Shares.